UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-03391

                           CENTENNIAL GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                      Date of reporting period: 06/30/2007

ITEM 1.  REPORTS TO STOCKHOLDERS.


FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                         5 | CENTENNIAL GOVERNMENT TRUST

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         BEGINNING    ENDING       EXPENSES
                         ACCOUNT      ACCOUNT      PAID DURING
                         VALUE        VALUE        6 MONTHS ENDED
                         (1/1/07)     (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------------
Actual                   $ 1,000.00   $ 1,022.80   $ 3.72
--------------------------------------------------------------------------------
Hypothetical               1,000.00     1,021.12     3.72

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2007 is as follows:

EXPENSE RATIO
-------------
    0.74%

The expense ratio reflects reduction to custodian fees. The "Financial Highlights" tables in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                         6 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  June 30, 2007
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--34.0%
--------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corp.:
5.14%, 11/13/07                                   $ 96,912,000   $   95,044,021
5.225%, 7/6/07 1                                    50,000,000       49,999,916
5.36%, 3/27/08                                     100,000,000       99,992,623
5.40%, 7/1/07                                       30,000,000       30,000,000
--------------------------------------------------------------------------------
Federal National
Mortgage Assn.,
Master Credit
Facility, 5.22%,
8/1/07 2                                            50,000,000       49,782,500
--------------------------------------------------------------------------------
Overseas Private
Investment Corp.,
5.51%, 7/20/07 1,3                                   2,810,117        2,823,361
                                                                 ---------------

Total U.S. Government Agencies
(Cost $327,642,421)                                                 327,642,421

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--71.1% 4
--------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/
Value $334,000,000, with a maturity value
of $334,146,960) with UBS Warburg LLC,
5.28%, dated 6/29/07, to be repurchased
at $334,146,960 on 7/2/07, collateralized by
Federal Home Loan Mortgage Corp.,
5.50%, 7/1/37, with
a value of
$341,546,181                                       334,000,000      334,000,000
--------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/
Value $350,000,000, with a maturity value
of $350,155,458) with Cantor Fitzgerald
& Co./Cantor Fitzgerald Securities, 5.33%,
dated 6/29/07, to be repurchased
at $350,155,458 on 7/2/07,
collateralized by Federal
National Mortgage Assn.,
5.50%-6.50%,
5/1/21-5/1/37,
with a value of
$357,044,711                                       350,000,000      350,000,000
                                                                 ---------------

Total Repurchase Agreements
(Cost $684,000,000)                                                 684,000,000

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,011,642,421)                                    105.1%  $1,011,642,421
--------------------------------------------------------------------------------
LIABILITIES IN
EXCESS OF
OTHER ASSETS                                              (5.1)     (48,694,320)
                                                  ------------------------------
NET ASSETS                                               100.0%  $  962,948,101
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See Note 1 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $2,823,361, which represents 0.29% of the Trust's net assets. See Note 4 of accompanying Notes.

4. The Trust may have elements of risk due to concentrated investments. Such concentrations may subject the Trust to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         7 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------
Investments, at value (including cost and market value of $684,000,000 in repurchase
agreements) (cost $1,011,642,421)--see accompanying statement of investments                      $ 1,011,642,421
------------------------------------------------------------------------------------------------------------------
Cash                                                                                                      530,158
------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                                2,203,732
Shares of beneficial interest sold                                                                        340,785
Other                                                                                                      59,105
                                                                                                  ----------------
Total assets                                                                                        1,014,776,201

------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                                     49,782,500
Dividends                                                                                               1,827,353
Distribution and service plan fees                                                                         84,724
Transfer and shareholder servicing agent fees                                                              63,166
Shareholder communications                                                                                 34,324
Trustees' compensation                                                                                      6,306
Other                                                                                                      29,727
                                                                                                  ----------------
Total liabilities                                                                                      51,828,100

------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $   962,948,101
                                                                                                  ================

------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                   $   962,952,699
------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                               (4,598)
                                                                                                  ----------------
NET ASSETS--applicable to 962,940,343 shares of beneficial interest outstanding                   $   962,948,101
                                                                                                  ================

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                          $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         8 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------
Interest                                                                                             $ 61,749,632

------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------
Management fees                                                                                         5,291,003
------------------------------------------------------------------------------------------------------------------
Service plan fees                                                                                       2,328,612
------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                             750,070
------------------------------------------------------------------------------------------------------------------
Shareholder communications                                                                                 66,539
------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                     12,022
------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                 6,713
------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                 1,500
------------------------------------------------------------------------------------------------------------------
Other                                                                                                     186,497
                                                                                                     -------------
Total expenses                                                                                          8,642,956
Less reduction to custodian expenses                                                                         (118)
                                                                                                     -------------
Net expenses                                                                                            8,642,838

------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                  53,106,794

------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                                                              (76)

------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $ 53,106,718
                                                                                                     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         9 | CENTENNIAL GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                          2007               2006
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $    53,106,794    $    41,036,525
---------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                             (76)              (375)
                                                                                  -----------------------------------
Net increase in net assets resulting from operations                                   53,106,718         41,036,150

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                  (53,106,794)       (41,036,525)

---------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions           (185,724,763)       (77,431,554)

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total decrease                                                                       (185,724,839)       (77,431,929)
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 1,148,672,940      1,226,104,869
                                                                                  -----------------------------------

End of period                                                                     $   962,948,101    $ 1,148,672,940
                                                                                  ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        10 | CENTENNIAL GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                       2007        2006        2005        2004       2003
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                    .05 1       .03 1       .01 1        -- 2      .01
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.05)       (.03)       (.01)         -- 2     (.01)
--------------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $  1.00     $  1.00     $  1.00     $  1.00    $  1.00
                                                       =======================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                            4.64%       3.54%       1.45%       0.48%      1.15%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                $   963     $ 1,149     $ 1,226     $ 1,428    $ 1,776
--------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                       $ 1,166     $ 1,192     $ 1,360     $ 1,628    $ 1,744
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     4.55%       3.44%       1.41%       0.49%      1.14%
Total expenses                                            0.74%       0.74%       0.73%       0.71%      0.70%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                     0.74%       0.74%       0.73%       0.60%      0.38%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        11 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Government Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Trust had purchased $49,782,500 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Trust requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.


                        12 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

            UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAINS CARRYFORWARD 1,2,3
            --------------------------------------------------------
            $1,847,590                      $--               $4,597

1. As of June 30, 2007, the Trust had $4,597 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2007, details of the capital loss carryforwards were as follows:

                    EXPIRING
                    --------------------------------
                    2012                      $2,556
                    2013                         826
                    2014                         990
                    2015                         225
                                              ------
                    Total                     $4,597
                                              ======

2. During the fiscal year ended June 30, 2007, the Trust did not utilize any capital loss carryforward.

3. During the fiscal year ended June 30, 2006, the Trust did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006 was as follows:

                                           YEAR ENDED      YEAR ENDED
                                        JUNE 30, 2007   JUNE 30, 2006
       --------------------------------------------------------------
       Distributions paid from:
       Ordinary income                    $53,106,794     $41,036,525

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets


                        13 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                        14 | CENTENNIAL GOVERNMENT TRUST

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               YEAR ENDED JUNE 30, 2007           YEAR ENDED JUNE 30, 2006
                                               SHARES            AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold                                    3,034,292,571   $ 3,034,292,571    3,156,872,109   $ 3,156,872,109
Dividends and/or
distributions reinvested                   52,871,375        52,871,375       40,099,375        40,094,357
Redeemed                               (3,272,888,709)   (3,272,888,709)  (3,274,398,020)   (3,274,398,020)
                                       --------------------------------------------------------------------
Net decrease                             (185,724,763)  $  (185,724,763)     (77,426,536)  $   (77,431,554)
                                       ====================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of average net assets as shown in the following table:

             FEE SCHEDULE
             ---------------------------------------------
             Up to $250 million                     0.500%
             Next $250 million                      0.475
             Next $250 million                      0.450
             Next $250 million                      0.425
             Next $250 million                      0.400
             Next $250 million                      0.375
             Over $1.5 billion                      0.350

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2007, the Trust paid $747,358 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.


                        15 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Trust's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Trust's financial statements. The Manager will continue to monitor the Trust's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        16 | CENTENNIAL GOVERNMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial Government Trust (the "Trust"), including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2007


                        17 | CENTENNIAL GOVERNMENT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2007. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2007, $53,103,877 or 100% of the ordinary distributions paid by the Trust qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        18 | CENTENNIAL GOVERNMENT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        19 | CENTENNIAL GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
NAME, POSITION(S) HELD WITH         TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND
TRUST, LENGTH OF SERVICE, AGE       COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                         THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                            CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN
                                    INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH
                                    OR REMOVAL.

WILLIAM L. ARMSTRONG,               President, Colorado Christian University (since 2006); Chairman,
Chairman of the Board of            Cherry Creek Mortgage Company (since 1991), Chairman, Centennial
Trustees (since 2003),              State Mortgage Company (since 1994), Chairman, The El Paso Mortgage
Trustee                             Company (since 1993); Chairman, Ambassador Media Corporation (since
(since 2000)                        1984); Chairman, Broadway Ventures (since 1984); Director of
Age: 70                             Helmerich & Payne, Inc. (oil and gas drilling/production company)
                                    (since 1992), Campus Crusade for Christ (nonprofit) (since 1991);
                                    Former Director, The Lynde and Harry Bradley Foundation, Inc.
                                    (non-profit organization) (2002-2006); former Chairman of: Transland
                                    Financial Services, Inc. (private mortgage banking company)
                                    (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real
                                    Estate, Inc. (residential real estate brokerage) (1994-2000) and
                                    Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004),
                                    Storage Technology Corporation (computer equipment company)
                                    (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                    Oversees 37 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                    Assistant Secretary and Director of Centennial Asset Management
Trustee (since 1998)                Corporation (December 1991-April 1999); President, Treasurer and
Age: 70                             Director of Centennial Capital Corporation (June 1989-April 1999);
                                    Chief Executive Officer and Director of MultiSource Services, Inc.
                                    (March 1996-April 1999); Mr. Bowen held several positions with the
                                    Manager and with subsidiary or affiliated companies of the Manager
                                    (September 1987-April 1999). Oversees 37 portfolios in the
                                    OppenheimerFunds complex.

EDWARD L. CAMERON,                  Member of The Life Guard of Mount Vernon (George Washington
Trustee (since 2000)                historical site) (June 2000-May 2006); Partner at
Age: 68                             PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                    Chairman of Price Waterhouse LLP Global Investment Management
                                    Industry Services Group (accounting firm) (July 1994-June 1998).
                                    Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                      Director of UNUMProvident (insurance company) (since June 2002);
Trustee (since 1990)                Director of Northwestern Energy Corp. (public utility corporation)
Age: 65                             (since November 2004); Director of P.R. Pharmaceuticals (October
                                    1999-October 2003); Director of Rocky Mountain Elk Foundation
                                    (non-profit organization) (February 1998-February 2003 and since
                                    February 2005); Chairman and Director (until October 1996) and
                                    President and Chief Executive Officer (until October 1995) of
                                    OppenheimerFunds, Inc.; President, Chief Executive Officer and
                                    Director of the following: Oppenheimer Acquisition Corp. ("OAC")
                                    (parent holding company of OppenheimerFunds, Inc.), Shareholders
                                    Services, Inc. and Shareholder Financial Services, Inc. (until
                                    October 1995). Oversees 37 portfolios in the OppenheimerFunds complex

SAM FREEDMAN,                       Director of Colorado UpLift (charitable organization) (since
Trustee (since 1996)                September 1984). Mr. Freedman held several positions with
Age: 66                             OppenheimerFunds, Inc. and with subsidiary or affiliated companies of
                                    OppenheimerFunds, Inc. (until October 1994). Oversees 37 portfolios in the OppenheimerFunds complex.


                        20 | CENTENNIAL GOVERNMENT TRUST

BEVERLY L. HAMILTON,                Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)                organization) (since February 2000); Board Member of Middlebury
Age: 60                             College (educational organization) (since December 2005); Director of
                                    The California Endowment (philanthropic organization) (since April
                                    2002); Director (February 2002-2005) and Chairman of Trustees (since
                                    2006) of the Community Hospital of Monterey Peninsula; Director
                                    (October 1991-2005) and Vice Chairman (since 2006) of American Funds'
                                    Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO
                                    Investment Management Company (February 1991-April 2000); Member of
                                    the investment committees of The Rockefeller Foundation (since 2001)
                                    and The University of Michigan (since 2000); Advisor at Credit Suisse
                                    First Boston's Sprout venture capital unit (venture capital fund)
                                    (1994-January 2005); Trustee of MassMutual Institutional Funds
                                    (investment company) (1996-June 2004); Trustee of MML Series
                                    Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and
                                    Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                   Director of Jones Knowledge, Inc. (since 2006); Director of Jones
Trustee (since 2002)                International University (educational organization) (since August
Age: 62                             2005); Chairman, Chief Executive Officer and Director of Steele
                                    Street State Bank (commercial banking) (since August 2003); Director of Colorado UpLift (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since
                                    2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                    Bancorp and formerly Colorado National Bank) (July 1996-April 1999);
                                    Director of Commercial Assets, Inc. (real estate investment trust)
                                    (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                    Director of U.S. Exploration, Inc. (oil and gas exploration)
                                    (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,           Trustee of MassMutual Select Funds (formerly MassMutual Institutional
Trustee (since 2000)                Funds) (investment company) (since 1996) and MML Series Investment
Age: 65                             Fund (investment company) (since 1996); Trustee of Worchester
                                    Polytech Institute (since 1985); Chairman (since 1994) of the
                                    Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank,
                                    F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July
                                    1999); and Executive Vice President of Peoples Heritage Financial
                                    Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY, CENTENNIAL,
                                    COLORADO 80112-3924. MR. GRABISH SERVES FOR AN INDEFINITE TERM, OR
                                    UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. GRABISH IS
                                    AN INTERESTED TRUSTEE BECAUSE OF HIS AFFILIATION WITH A.G. EDWARDS &
                                    SONS, INC., A BROKER/DEALER THAT SELLS SHARES OF THE TRUST.

RICHARD F. GRABISH,                 Senior Vice President and Assistant Director of Sales and Marketing
Trustee (since 2001)                (since March 1997), Director (since March 1987) and Manager of
Age: 58                             Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons,
                                    Inc. (broker/dealer and investment firm); Chairman and Chief
                                    Executive Officer of A.G. Edwards Trust Company, FSB (since March
                                    2001); President and Vice Chairman of A.G. Edwards Trust Company, FSB
                                    (investment adviser) (April 1987-March 2001); President of A.G.
                                    Edwards Trust Company, FSB (investment adviser) (since June 2005).
                                    Oversees 5 portfolios in the OppenheimerFunds complex.


                        21 | CENTENNIAL GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND              THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
OFFICER                             STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES
                                    AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                                    RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE
                                    TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                    MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                    OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                     Chairman, Chief Executive Officer and Director of OppenheimerFunds,
Trustee, President and              Inc. (since June 2001) and President of OppenheimerFunds, Inc.
Principal Executive Officer         (September 2000-March 2007); President and director or trustee of
(since 2001)                        other Oppenheimer funds; President and Director of OAC and of
Age: 58                             Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
                                    OppenheimerFunds, Inc.) (since July 2001); Director of
                                    OppenheimerFunds Distributor, Inc. (subsidiary of OppenheimerFunds,
                                    Inc.) (since November 2001); Chairman and Director of Shareholder
                                    Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of OppenheimerFunds, Inc.) (since July 2001);
                                    President and Director of OppenheimerFunds Legacy Program (charitable trust program established by OppenheimerFunds, Inc.) (since July
                                    2001); Director of the following investment advisory subsidiaries of
                                    OppenheimerFunds, Inc.: the Manager, OFI Institutional Asset
                                    Management, Inc., Trinity Investment Management Corporation and
                                    Tremont Capital Management, Inc. (since November 2001), HarbourView
                                    Asset Management Corporation and OFI Private Investments, Inc. (since
                                    July 2001); President (since November 2001) and Director (since July
                                    2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                    President of Massachusetts Mutual Life Insurance Company (OAC's
                                    parent company) (since February 1997); Director of DLB Acquisition
                                    Corporation (holding company parent of Babson Capital Management LLC)
                                    (since June 1995); Member of the Investment Company Institute's Board
                                    of Governors (since October 3, 2003); Chief Operating Officer of
                                    OppenheimerFunds, Inc. (September 2000-June 2001); President and
                                    Trustee of MML Series Investment Fund and MassMutual Select Funds
                                    (open-end investment companies) (November 1999-November 2001);
                                    Director of C.M. Life Insurance Company (September 1999-August 2000);
                                    President, Chief Executive Officer and Director of MML Bay State Life
                                    Insurance Company (September 1999-August 2000); Director of Emerald
                                    Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of
                                    Emerald Isle Bancorp) (June 1989-June 1998). Oversees 102 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE               THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR
TRUST                               MESSRS. ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL
                                    CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                    MESSRS. WEISS, VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MSS. WOLF AND
                                    IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                                    OFFICER SERVES FOR AN INDEFINITE OR UNTIL HIS OR HER RESIGNATION,
                                    RETIREMENT, DEATH OR REMOVAL.

CAROL E. WOLF,                      Senior Vice President of OppenheimerFunds, Inc. (since June 2000) and
Vice President and Portfolio        of Harbour-View Asset Management Corporation (since June 2003); Vice
Manager (since 1987)                President of the Manager (since August 2004); formerly Vice President
Age: 55                             of OppenheimerFunds, Inc. (June 1990-June 2000). An officer of 6 portfolios in the OppenheimerFunds complex.

BARRY D. WEISS,                     Vice President of OppenheimerFunds, Inc. (since July 2001) and of
Vice President and Portfolio        HarbourView Asset Management Corporation (since June 2003); Vice
Manager (since 2001)                President of the Manager (since August 2004); formerly Assistant Vice
Age: 43                             President and Senior Credit Analyst of the Manager (February
                                    2000-June 2001). Prior to joining the Manager in February 2000, he was Associate Director, Structured Finance, Fitch IBCA Inc. (April
                                    1998-February 2000). An officer of 6 portfolios in the
                                    OppenheimerFunds complex.


                        22 | CENTENNIAL GOVERNMENT TRUST

MARK S. VANDEHEY,                   Senior Vice President and Chief Compliance Officer of
Vice President and Chief            OppenheimerFunds, Inc. (since March 2004); Chief Compliance Officer
Compliance Officer                  of the Manager, OppenheimerFunds Distributor, Inc., and Shareholder
(since 2004)                        Services, Inc. (since March 2004); Vice President of the Manager,
Age: 56                             OppenheimerFunds Distributor, Inc., and Shareholder Services, Inc.
                                    (June 1983-February 2004); Vice President and Director of Internal
                                    Audit of OppenheimerFunds, Inc. (1997-February 2004). An officer of
                                    102 portfolios in the Oppenheimer funds complex.

BRIAN W. WIXTED,                    Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since
Treasurer and Principal             March 1999); Treasurer of the following: Shareholder Services, Inc.,
Financial & Accounting              HarbourView Asset Management Corporation, Shareholder Financial
Officer (since 1999)                Services, Inc., Oppenheimer Real Asset Management, Inc., and
Age: 47                             Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
                                    Private Investments, Inc. (since March 2000), OppenheimerFunds
                                    International Ltd. and OppenheimerFunds plc (since May 2000), OFI
                                    Institutional Asset Management, Inc. (since November 2000), and
                                    OppenheimerFunds Legacy Program (since June 2003); Treasurer and
                                    Chief Financial Officer of OFI Trust Company (trust company subsidiary of OppenheimerFunds, Inc.) (since May 2000); Assistant
                                    Treasurer of OAC (since March 1999); and Assistant Treasurer of the
                                    Manager and Distributor (March 1999-October 2003) and
                                    OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                                    Chief Operating Officer of Bankers Trust Company-Mutual Fund Services
                                    Division (March 1995-March 1999). An officer of 102 portfolios in the
                                    OppenheimerFunds complex.

BRIAN S. PETERSEN,                  Vice President of OppenheimerFunds, Inc. (since February 2007);
Assistant Treasurer                 Assistant Vice President of OppenheimerFunds, Inc. (August
(since 2004)                        2002-February 2007); Manager/Financial Product Accounting of
Age: 36                             OppenheimerFunds, Inc. (November 1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN C. SZILAGYI,                  Assistant Vice President of OppenheimerFunds, Inc. (since July 2004);
Assistant Treasurer                 Director of Financial Reporting and Compliance of First Data
(since 2005)                        Corporation (April 2003-July 2004); Manager of Compliance of Berger
Age: 37                             Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
                                    Operations at American Data Services, Inc. (September 2000-May 2001).
                                    An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                     Executive Vice President (since January 2004) and General Counsel
Vice President and Secretary        (since March 2002) of OppenheimerFunds, Inc.; General Counsel of the
(since 2001)                        Manager and Distributor (since December 2001); General Counsel and
Age: 59                             Director of OppenheimerFunds Distributor, Inc. (since December 2001);
                                    Senior Vice President, General Counsel and Director of the Transfer
                                    Agent, Shareholder Financial Services, Inc., OFI Private Investments,
                                    Inc. and OFI Trust Company (since November 2001); Senior Vice
                                    President and General Counsel of HarbourView Asset Management
                                    Corporation (since December 2001); Secretary and General Counsel of
                                    OAC (since November 2001); Assistant Secretary (since September 1997)
                                    and Director (since November 2001) of OppenheimerFunds International
                                    Ltd. and OppenheimerFunds plc; Vice President and Director of
                                    Oppenheimer Partnership Holdings, Inc. (since December 2002);
                                    Director of Oppenheimer Real Asset Management, Inc. (since November
                                    2001); Vice President of OppenheimerFunds Legacy Program (since June
                                    2003); Senior Vice President and General Counsel of OFI Institutional
                                    Asset Management, Inc. (since November 2001); Director of
                                    OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                                    President (May 1985-December 2003), Acting General Counsel (November
                                    2001-February 2002) and Associate General Counsel (May 1981-October
                                    2001) of OppenheimerFunds, Inc.; Assistant Secretary of the
                                    following: the Transfer Agent (May 1985-November 2001),


                        23 | CENTENNIAL GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                     Shareholder Financial Services, Inc. (November 1989-November 2001),
Continued                           and OppenheimerFunds International Ltd. (September 1997-November
                                    2001). An officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                  Vice President and Associate Counsel of OppenheimerFunds, Inc. (since
Assistant Secretary                 May 2004); First Vice President (April 2001-April 2004), Associate
(since 2004)                        General Counsel (December 2000-April 2004), Corporate Vice President
Age: 39                             (May 1999-April 2001) and Assistant General Counsel (May
                                    1999-December 2000) of UBS Financial Services Inc. (formerly,
                                    PaineWebber Incorporated). An officer of 102 portfolios in the
                                    OppenheimerFunds complex.

KATHLEEN T. IVES,                   Vice President (since June 1998) and Senior Counsel and Assistant
Assistant Secretary                 Secretary (since October 2003) of OppenheimerFunds, Inc.; Vice
(since 2001)                        President (since 1999) and Assistant Secretary (since October 2003)
Age: 41                             of the Distributor; Assistant Secretary of the Manager (since October
                                    2003); Vice President and Assistant Secretary of Shareholder
                                    Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                    Legacy Program and Shareholder Financial Services, Inc. (since
                                    December 2001); Assistant Counsel of the Manager (August 1994-October
                                    2003). An officer of 102 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,               Senior Vice President and Deputy General Counsel of OppenheimerFunds,
Assistant Secretary                 Inc. (since September 2004); First Vice President (2000-September
(since 2004)                        2004), Director (2000-September 2004) and Vice President (1998-2000)
Age: 43                             of Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                        24 | CENTENNIAL GOVERNMENT TRUST



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $20,700 in fiscal 2007 and $24,000 in fiscal 2006.

(b)  Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)  Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)  All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for fiscal 2007 and $1,774 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $12,000 for fiscal 2007 and no such fees for fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include compliance reviews and professional services for 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

     The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

     Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $12,000 in fiscal 2007 and $1,774 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

     No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Exhibit attached hereto.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Government Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/08/2007